Premises, Equipment and Other Assets Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Components of Other Assets [Line Items]
Corporate/bank-owned life insurance	$ 20,070	$ 19,751
Accounts receivable	29,137	34,281
Interest receivable	5,586	6,084
Customer relationship and other amortized intangibles	1,853	1,988
Other foreclosed assets	81	134
Operating lease ROU assets (lessee)	4,724	0
Due from customers on acceptances	253	258
Other	10,200	9,444
Total other assets	78,917	79,850
Assets leased to others [Member]
Components of Other Assets [Line Items]
Other	8,221	9,036
Non-government insured/guaranteed [Member]
Components of Other Assets [Line Items]
Residential real estate	172	229
Government insured or guaranteed [Member]
Components of Other Assets [Line Items]
Residential real estate	50	88
Customer relationship and other intangibles [Member]
Components of Other Assets [Line Items]
Customer relationship and other amortized intangibles	$ 423	$ 545